CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cost of revenues
Share-based compensation expenses	$ 6	$ 3	$ 0
General and Administrative Expense
Share-based compensation expenses	4,092	1,895	0
Selling and Marketing Expense
Share-based compensation expenses	$ 11	$ 6	$ 0